Redeemable preferred shares (Details) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Aug. 06, 2025 USD ($) $ / shares shares	Aug. 31, 2025 $ / shares	Jun. 30, 2026	Aug. 06, 2025 shares	Dec. 31, 2025 shares	Dec. 31, 2024
Redeemable preferred shares
Total proceeds from rights offering | $	$ 18,428
Settlement of related party loans | $	$ 1,408
Reverse stock split conversion ratio	0.10		0.1		0.10	0.10
Conversion ratio	0.01		0.01	0.01	0.01
Temporary equity shares issued					156,779,796
Number of shares converted to Common A shares				11,960,583
Class A common Shares
Redeemable preferred shares
Number of shares converted to Common A shares	11,960,583				11,960,583
New Class A
Redeemable preferred shares
Conversion ratio		0.01
Temporary equity shares issued	56,010,259
New Class A | Related party
Redeemable preferred shares
Temporary equity shares issued	6,136,975
Class B Series 1 redeemable convertible preferred shares
Redeemable preferred shares
Conversion ratio		0.01
Temporary equity shares issued	11,612,203
Issue price per share | $ / shares		$ 1.587
Class B Series 2 redeemable convertible preferred shares
Redeemable preferred shares
Conversion ratio		0.01
Temporary equity shares issued	12,010,362
Conversion discount, percentage	25.00%
Issue price per share | $ / shares		$ 1.1903
Class B Series 3 redeemable convertible preferred shares
Redeemable preferred shares
Conversion ratio		0.01
Temporary equity shares issued	95,229,750
Number of shares issued for each share	12.542
Issue price per share | $ / shares	$ 0.0001	$ 0.00001
Class B Series 3 redeemable convertible preferred shares | Related party
Redeemable preferred shares
Temporary equity shares issued	50,414,582
Class F Series 1 redeemable convertible preferred shares
Redeemable preferred shares
Convertible preferred shares, exchange ratio	1.225			1.225